   As filed with the Securities and Exchange Commission on November 8, 2005.
                                                             File No. 333-43886
                                                                      811-05439

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                [ ]
                                    ----
         Post-Effective Amendment No. 9                             [X]
                                     ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 152                                          [X]
                      ----

                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY
                               (Name of Depositor)

                              576 Bielenberg Drive
                               Woodbury, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                              Christopher M. Grinnell
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on November 8, 2005 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on ________, pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for Kelmoore Strategy variable annuity are incorporated in Part A of this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-43886), as filed on April 15, 2005, and declared effective on May 2, 2005.

A Supplement to the aforementioned prospectus, dated November 8, 2005, is included in Part A of this Post-Effective Amendment No. 9.

                                    PART A

                      KELMOORE STRATEGY VARIABLE ANNUITY
                             VARIABLE ACCOUNT D
                       UNION SECURITY INSURANCE COMPANY

                             FILE NO. 333-43886

     SUPPLEMENT DATED NOVEMBER 8, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

FUND ADDITIONS ON DECEMBER 8, 2005: The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT which purchases
  Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases
  Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class
  IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases
  Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases
  Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class
  IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD TOTAL RETURN BOND HLS FUND SUB-ACCOUNT (formerly Hartford
  Bond HLS Fund Sub-Account) which purchases Class IA shares of Hartford Total Return Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases
  Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

Under the "Fee Tables" section, the table showing the minimum and maximum fund operating expense is deleted and replaced with the following:

                                                    MINIMUM       MAXIMUM
Total Annual Fund Operating Expenses                  0.43%         1.08%
(these are expenses that are deducted from Fund assets, including management fees, Rule 12b-1 distribution and/or services fees, and other expenses.)

Under the "Fee Tables" section, the Example following the Fee Table is deleted and replaced with the following:

   (1) If you Surrender your Contract at the end of the applicable time period:

       1 year                   $1,035
       3 years                  $1,442
       5 years                  $1,837
       10 years                 $3,043

   (2) If you annuitize at the end of the applicable time period:

       1 year                   $  275
       3 years                  $  843
       5 years                  $1,437
       10 years                 $3,043

   (3) If you do not Surrender your Contract:

       1 year                   $  275
       3 years                  $  843
       5 years                  $1,437
       10 years                 $3,043

The following is added to "The Funds" subsection of the "General Contract Information" section:

   The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS funds. Wellington Management Company LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

   Hartford Advisers HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford
   Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

   Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Harford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series, Fortis Aggressive Growth Series, Fortis U.S. Government Securities Series, and Fortis Value Series.

   The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

The following is added to the investment goals under "The Funds" subsection of the "General Contract Information" section:

   HARTFORD ADVISERS HLS FUND - Seeks maximum long term total return. Sub-advised by Wellington Management Company, LLP.

   HARTFORD DISCIPLINED EQUITY HLS FUND - Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.

   HARTFORD DIVIDEND AND GROWTH HLS FUND - Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

   HARTFORD EQUITY INCOME HLS FUND - Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

   HARTFORD FOCUS HLS FUND - Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

   HARTFORD GLOBAL ADVISERS HLS FUND - Seeks maximum long term total rate of return. Sub-advised by Wellington Management Company, LLP.

   HARTFORD GLOBAL LEADERS HLS FUND - Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

   HARTFORD GROWTH HLS FUND - Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

   HARTFORD GROWTH OPPORTUNITIES HLS FUND - Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

   HARTFORD HIGH YIELD HLS FUND - Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.

   HARTFORD INDEX HLS FUND - Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

   HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND - Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

   HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND - Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND - Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

   HARTFORD MONEY MARKET HLS FUND - Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

   HARTFORD MORTGAGE SECURITIES HLS FUND - Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage related securities. Sub-advised by Hartford Investment Management Company.

   HARTFORD SMALLCAP GROWTH HLS FUND - Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

   HARTFORD STOCK HLS FUND - Seeks long term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.

   HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) - Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.

   HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND - Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.

   HARTFORD VALUE HLS FUND - Seeks long-term total return. Sub-advised by Wellington Management Company, LLP.

   HARTFORD VALUE OPPORTUNITIES HLS FUND - Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

The following is added as the second paragraph to the Accumulation Unit Values tables in the Prospectus:

   There is no information for Hartford Advisers HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund or Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

FUND CLOSURES ON DECEMBER 27, 2005: On August 9, 2005, the Kelmoore Strategy(R) Variable Trust's Board of Trustees approved a plan of liquidation for the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund. The liquidations are expected to be completed on or about the December 27, 2005. As a result, if any of your Contract Value is allocated to the Kelmoore Strategy Variable Fund Sub-Account or the Kelmoore Strategy Variable Eagle Fund Sub-Account at the close of business on the liquidation date, your Contract Value will be transferred to the Harford Money Market HLS Fund Sub-Account. If you are enrolled in InvestEase(R), the Automatic Income Program or Asset Rebalancing with the Kelmoore Strategy Variable Sub-Account or the Kelmoore Strategy Variable Eagle Fund Sub-Account on the liquidation date, your enrollment will be automatically updated to reflect the Hartford Money Market HLS Fund Sub-Account.

Effective December 28, 2005, all references to the Kelmoore Strategy Variable Fund and the Kelmoore Strategy Variable Eagle Fund in the prospectus are deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5279

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)

          (2)  Not applicable.

          (3)  a) Form of Principal Underwriter and Servicing Agreement.(1)

               b) Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(3)

          (6) a) Restated Articles of Incorporation of Fortis Benefits Insurance Company.(4)

               b) Restated By-laws of Fortis Benefits Insurance Company.(4)

               c) Articles of Amendment of Fortis Benefits Insurance
                  Company.(5)

               d) Amendment to the Restated Bylaws of Fortis Benefits
                  Insurance Company.(5)

          (7)  Form of Reinsurance Contract.(1)

          (8)  Form of Participation Agreement.(1)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Insurance Company.

          (10) a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

               b) Consent of Deloitte & Touche LLP, Independent Registered
                  Public Accounting Firm

          (11) No Financial Statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

--------
(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-43886 filed with the Commission on November 8, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 33-37577 filed with the Commission on April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

(5) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-43886 filed with the Commission on October 21, 2005.

Item 25. Directors and Officers of Depositor

----------------------------- -------------------------------------------------------
NAME AND ADDRESS              POSITION AND OFFICES WITH DEPOSITOR
----------------------------- -------------------------------------------------------
Robert Brian Pollock (1)      President and Chief Executive Officer, and Director
----------------------------- -------------------------------------------------------
Michael J. Peninger (2)       Executive Vice President (President - Group
                              Nonmedical), Director
----------------------------- -------------------------------------------------------
J. Kerry Clayton (1)          Chairman of the Board, Director
----------------------------- -------------------------------------------------------
Alan W. Feagin (3)            Executive Vice President and Director
----------------------------- -------------------------------------------------------
Leslie G. Silvester (1)       Director
----------------------------- -------------------------------------------------------
Ranell M. Jacobson (4)        Treasurer
----------------------------- -------------------------------------------------------

(1)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address: 2323 Grand Boulevard, Kansas City, MO 64108.

(3)  Address: 10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328.

(4)  Address: 576 Bielenberg Drive, Woodbury, MN 55125

Item 26. Persons Controlled By or Under Control With the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

Items 27. Number of Contract Owners

          As of September 30, 2005 there were 70,455 Contract Owners.

Item 28.  Indemnification

Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

             Union Security Life Insurance Company of New York - Separate
                 Account A
             Union Security Insurance Company - Variable
                 Account C
             Union Security Insurance Company - Variable
                 Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS    TITLE
         Richard Fergesen*                      Chief Financial Officer, Assistant Treasurer and Financial Principal
         Walter R. White*                       Director and Chief Operating Officer
         Brian Murphy*                          Director, President and Chief Executive Officer
         Mark Cadalbert*                        Chief Compliance Officer
         John C. Walters**                      Director
         Richard G. Costello***                 Assistant Secretary
         Sarah J. Harding*                      Assistant Secretary

         ------
         *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
         **  200 Hopmeadow Street, Simsbury CT 06089.
         *** Hartford Plaza, Hartford, CT 06115

         (c)  None.

Item 30. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:         576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company  500 Bielenberg Drive, Woodbury, MN 55125

Item 31. Management Services

Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity
Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 8th day of November, 2005.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:  Robert B. Pollock
     -----------------------------------
     Robert B. Pollock, President*
                                                *By: /s/ Christopher M. Grinnell
UNION SECURITY INSURANCE COMPANY                     --------------------------
     (Depositor)                                     Christopher M. Grinnell
                                                     Attorney-in-Fact
By:  Robert B. Pollock
     -----------------------------------
     Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

J. Kerry Clayton
    Chairman of the Board, Director*
Alan W. Feagin
    Director*                                  *By: /s/ Christopher M. Grinnell
Robert B. Pollock                                   ---------------------------
    President and Director                           Christopher M. Grinnell
    Chief Executive Officer*                             Attorney-in-Fact
Michael J. Peninger
    Director*                                        Date:  November 8, 2005
Ranell M. Jacobson
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer*
Lesley G. Silvester
    Director*

333-43886

                                  EXHIBIT INDEX

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Insurance Company.

10(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

99     Copy of Power of Attorney.